Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Other comprehensive income (loss)	Other comprehensive income (loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2025			2024			2023
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$381	$205	$586	$(29)	$(162)	$(191)	$204	$68	$272
Total foreign currency translation	381	205	586	(29)	(162)	(191)	204	68	272
Unrealized gain on assets available-for-sale:
Unrealized gain arising during the period	1,242	(302)	940	489	(124)	365	1,100	(271)	829
Reclassification adjustment (b)	80	(21)	59	85	(21)	64	68	(16)	52
Net unrealized gain on assets available-for-sale	1,322	(323)	999	574	(145)	429	1,168	(287)	881
Defined benefit plans:
Prior service cost arising during the period	(42)	11	(31)	—	—	—	—	—	—
Net gain (loss) arising during the period	73	(14)	59	(15)	6	(9)	(107)	32	(75)
Foreign exchange adjustment	—	—	—	—	—	—	(1)	—	(1)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	30	(8)	22	14	(2)	12	(18)	8	(10)
Total defined benefit plans	61	(11)	50	(1)	4	3	(126)	40	(86)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge (loss) gain arising during the period	(24)	6	(18)	(1)	—	(1)	7	(2)	5
Reclassification of net (gain) loss to net income:
Foreign exchange (“FX”) contracts – investment and other revenue	6	(1)	5	(2)	1	(1)	2	(1)	1
FX contracts – staff expense	7	(2)	5	(5)	1	(4)	—	—	—
Total reclassifications to net income	13	(3)	10	(7)	2	(5)	2	(1)	1
Net unrealized (loss) gain on cash flow hedges	(11)	3	(8)	(8)	2	(6)	9	(3)	6
Total other comprehensive income	$1,753	$(126)	$1,627	$536	$(301)	$235	$1,255	$(182)	$1,073
(a)    Includes the impact of hedges of net investments in foreign subsidiaries. See Note 22 for additional information.
(b)    The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains (losses) in investment and other revenue on the consolidated income statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as other expense on the consolidated income statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
				Unrealized gain (loss) on assets available-for-sale (a)	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive (loss) income, net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2022 ending balance	$(2,114)	$(1,256)	$(41)	$(2,550)	$(5)	$(5,966)
Change in 2023	272	(87)	1	881	6	1,073
2023 ending balance	(1,842)	(1,343)	(40)	(1,669)	1	(4,893)
Change in 2024	(189)	(1)	4	429	(6)	237
2024 ending balance	(2,031)	(1,344)	(36)	(1,240)	(5)	(4,656)
Change in 2025	580	49	1	999	(8)	1,621
2025 ending balance	$(1,451)	$(1,295)	$(35)	$(241)	$(13)	$(3,035)
(a)    Held-to-maturity securities transferred from available-for-sale securities are initially recorded at fair value as of the date of transfer. On an after-tax basis, accumulated OCI (loss) includes $(6) million at Dec. 31, 2025, $(4) million at Dec. 31, 2024 and $42 million at Dec. 31, 2023, associated with available-for-sale securities that were transferred to held-to-maturity securities inclusive of hedges. These amounts are subsequently amortized into earnings over the same period as the related unamortized premiums and discounts.